P*I*C PINNACLE


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                            GROWTH FUND*BALANCED FUND
                            SMALL COMPANY GROWTH FUND
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SUPPLEMENT dated May 15, 1998 to Prospectus dated March 2, 1998.

         The Board of Trustees of PIC Investment Trust has approved the addition of front-end sales charges to Pinnacle Balanced, Pinnacle Growth and Pinnacle Small Company Growth Funds' (collectively, the "Pinnacle Funds").

         The Board of Trustees has also approved the implementation of a Shareholder Services Plan (the "Services Plan") under which PIC will provide, or arrange for others to provide, certain specified shareholder services. As compensation for the provision of shareholder services, each Fund will pay PIC a monthly fee at an annual rate up to 0.15% of the Fund's average daily net assets. PIC will pay certain banks, trust companies, broker-dealers, and other financial intermediaries (each, a "Participating Organization") out of the fees PIC receives from the Funds under the Services Plan to the extent that the Participating Organization performs shareholder servicing functions for Fund shares owned by its customers.

The Funds' new fee structure, including the Services Plan fee, is made up of the following components, each based on average annual net assets. PIC has agreed not to increase its limit on the Fund's expense ratio to average net assets with the addition of the Services Plan fee.2 The expense limitation may be terminated or revised at any time without notice.

PIC retains the ability to be repaid by a Fund if expenses subsequently fall below the specified limit within the next three years.



                                                    Pinnacle
                                                      Small
                           Pinnacle    Pinnacle      Company
                           Balanced     Growth       Growth
                             Fund        Fund         Fund
                          ------------------------------------
Shareholder
Transaction Expenses:

Maximum sales charge on
purchases (as a
percentage of offering
price)                       5.75%       5.75%        5.75%

Sales charge on
reinvested dividends         None        None         None

Deferred sales charge (as
a percentage of original
purchase price or
redemption proceeds,
whichever is lower)          None        None         None

Redemption fee               None(1)       None         None

Annual operating
expenses (as a
percentage of average
net assets):

Management fee (paid by
the Portfolio)               0.60%       0.80%        0.80%

Other expenses of the
Portfolio, after
reimbursement by PIC         0.20%       0.20%        0.20%
                          ------------------------------------

Total operating expenses
of the Portfolio             0.80%       1.00%        1.00%

Administrative fee paid
by Fund to PIC(2)            0.00%       0.00%        0.15%

Shareholder Services Plan    0.00%       0.10%        0.15%
fee(2)

12b-1 fee                    0.25%       0.25%        0.25%

Other expenses of the
Fund, after reimbursement    0.00%       0.00%        0.00%
by PIC(2)                 ------------------------------------

Total Fund operating         1.05%       1.35%        1.55%
expenses(2)

------------------------------------

         (1) Shareholders who buy $1 million in shares without paying a shares charge will be charged a 1% fee on redemptions made within one year of purchase.

         (2) PIC has agreed to reimburse each Fund and Portfolio for investment advisory fees and other expenses so that their ratio of total operating expenses to average net assets will not exceed the following levels: Pinnacle Balanced Fund - 1.05%; Pinnacle Growth Fund - 1.35%; Pinnacle Small Company Growth Fund - 1.55%. Absent such reimbursement, the total fund operating expenses is estimated to be 1.55%, 1.75% and 1.75%, respectively.

Examples: Let's say, hypothetically, that each Fund's annual return is 5% and that its operating expenses are exactly as just described. For every $1,000 you invest, here's how much you would pay in total expenses if you close your account after the number of years indicated:


                                               Pinnacle
                Pinnacle       Pinnacle         Small
                Balanced        Growth         Company
                  Fund           Fund        Growth Fund
               ------------------------------------------
1 year             $68           $70             $72

3 years            $89           $98             $104

5 years           $112           $127            $137

10 years          $178           $211            $231

The above examples illustrate the effect of expenses, but they are not meant to suggest actual or expected costs or returns, all of which may vary.

HOW SALES CHARGES ARE CALCULATED

Sales charges are as follows:

--------------------  ----------- ------------  -------------
                                                Dealer
                      As a %                    commission
                      of          As a %        as a % of
                      offering    of your       offering
Your investment       price       investment    price
--------------------  ----------- ------------  -------------
Up to $49,999         5.75%       6.10%         5.00%
--------------------  ----------- ------------  -------------
$50,000 - $99,999     4.50%       4.71%         3.75%
--------------------  ----------- ------------  -------------
$100,000 - $249,999   3.50%       3.63%         2.75%
--------------------  ----------- ------------  -------------
$250,000 - $499,000   2.50%       2.56%         2.00%
--------------------  ----------- ------------  -------------
$500,000 - $999,999   2.00%       2.04%         1.60%
--------------------  ----------- ------------  -------------
$1,000,000 and over   None        None          1.00%
--------------------  ----------- ------------  -------------

Investments of $1 million or more have no front-end sales charge. The Distributor pays a commission of 1% to financial institutions that initiate purchases of $1 million or more.

SALES CHARGE WAIVERS

Shares of the Funds may be sold at net asset value free of any front-end sales charge to:

1.       current shareholders of the Funds as of June 30, 1998.

2. current or retired directors, trustees, partners officers and employees of the Trust, the Distributor, PIC and affiliates, certain family members of the above persons, and trusts or plans primarily for such persons;

3. current or retired registered representatives of broker-dealers having sales agreement with the Distributor or full-time employees and their spouses and minor children and plans of such persons;

4. investors who exchange their shares from an unaffiliated investment company which has a sales charge, so long as shares are purchased within 60 days of the redemption;

5. trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with 50 or more eligible employees;

6. investment advisers and financial planners who place trades for their own accounts or the accounts of their clients either individually or through a master account and who charge a management, consulting or other fee for their services;

7. employee-sponsored benefit plans in connection with purchases of shares of Funds made as a result of participant- directed exchanges between options in such a plan;

8. "wrap accounts" for the benefit of clients of broker-dealers, financial institutions or financial planners having sales or service agreements with the Distributor or another broker-dealer or financial institution with respect to sales of shares of the Funds; and

9. such other persons as are determined by the Board of Trustees (or by the Distributor pursuant to guidelines established by the Board) to have acquired shared under circumstances not involving any sales expense to the Trust or the Distributor.

SALES CHARGE REDUCTIONS

There are several ways you can combine multiple purchases of shares of the Pinnacle Funds to take advantage of the breakpoints in the sales charge schedule. These can be combined in any manner.

Accumulation Privilege - lets you add the value of shares of any of the Pinnacle Funds you and your immediate family already own to the amount of your next investment for purposes of calculating the sales charge.

Letter of Intent - lets you purchase shares of any Pinnacle Funds over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

Combination Privilege - lets you combine shares of multiple Pinnacle Funds for purposes of reducing the sales charge.

To utilize: contact your financial representative or the PIC Funds.